Leases	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Leases

(8) Leases

The Group's lease payments for office space leases include only fixed rental payments with no any variable lease payment terms. As of December 31, 2020 and 2021, there were no leases that have not yet commenced.

The following represents the aggregate ROU assets and related lease liabilities as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
Operating lease ROU assets	200,403	225,677
Current operating lease liability	86,233	87,012
Non-current operating lease liability	103,526	128,283
Total operating leased liabilities	189,759	215,295

The weighted average lease term and weighted average discount rate as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
Weighted average lease term:
Operating leases	2.74	3.37
Weighted average discount rate:
Operating leases	4.60%	4.41%

The components of lease expenses for the years ended December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Operating lease cost	92,385	111,197
Short term lease cost	14,219	3,373
Total	106,604	114,570

Supplemental cash flow information related to leases for the years ended December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	92,348	99,150
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations net of decrease in right-of-use assets for early determinations	108,178	125,487

Maturities of lease liabilities at December 31, 2021:

Minimum Lease Payment
RMB
Year ending December 31:
2022	92,384
2023	67,812
2024	32,194
2025	20,613
2026	12,891
Thereafter	6,090
Total remaining undiscounted lease payments	231,984
Less: Interest	(16,689)
Total present value of lease liabilities	215,295
Less: Current operating lease liability	(87,012)
Non-current operating lease liability	128,283